Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Disaggregation of Resident Fees and Services Revenue
The following table disaggregates our resident fees and services revenue by line of business, according to whether such revenue is recognized at a point in time or over time:

	Three Months Ended March 31,
	2021			2020
	Point in Time	Over Time	Total	Point in Time	Over Time	Total
Senior housing — RIDEA	$192,000	$15,703,000	$15,895,000	$422,000	$15,659,000	$16,081,000
The following table disaggregates our resident fees and services revenue by payor class:

	Three Months Ended March 31,
	2021	2020
Private and other payors	$14,159,000	$14,373,000
Medicaid	1,736,000	1,708,000

Total resident fees and services	$15,895,000	$16,081,000

The following tables disaggregate our resident fees and services revenue by line of business, according to whether such revenue is recognized at a point in time or over time:

	Years Ended December 31,
	2020			2019			2018
	Point in Time	Over Time	Total	Point in Time	Over Time	Total	Point in Time	Over Time	Total
Senior housing — RIDEA	$964,000	$66,829,000	$67,793,000	$715,000	$45,445,000	$46,160,000	$847,000	$36,010,000	$36,857,000
The following tables disaggregate our resident fees and services revenue by payor class:

	Years Ended December 31,
	2020	2019	2018
Private and other payors	$61,045,000	$40,140,000	$30,775,000
Medicaid	6,748,000	6,020,000	6,082,000

Total resident fees and services	$67,793,000	$46,160,000	$36,857,000

Accounts Receivable, Net- Resident Fees and Services
Accounts Receivable, Net — Resident Fees and Services
The beginning and ending balances of accounts receivable, net
—
resident fees and services are as follows:

	Medicaid	Private and Other Payors	Total
Beginning balance — January 1, 2021	$1,123,000	$358,000	$1,481,000
Ending balance — March 31, 2021	791,000	356,000	1,147,000

Decrease	$(332,000)	$(2,000)	$(334,000)

Accounts Receivable, Net — Resident Fees and Services
The beginning and ending balances of accounts receivable, net
—
resident fees and services are as follows:

	Medicaid	Private and Other Payors	Total
Beginning balance — January 1, 2020	$2,731,000	$281,000	$3,012,000
Ending balance — December 31, 2020	1,123,000	358,000	1,481,000

(Decrease)/increase	$(1,608,000)	$77,000	$(1,531,000)